JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectuses dated November 1, 2012, as supplemented

J.P. Morgan Funds

JPMorgan Alternative Strategies Fund

Prospectus dated November 1, 2012, as supplemented

JPMorgan Diversified Risk Fund

Prospectus dated December 17, 2012

JPMorgan Diversified Real Return Fund

Prospectus dated December 28, 2012

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

Prospectus dated December 28, 2012, as supplemented

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Multi-Sector Income Fund

Prospectus dated July 1, 2012, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectus dated August 17, 2012, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2012, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

JPMorgan SmartAllocation Income Fund

Prospectuses dated June 12, 2012, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

Prospectus dated November 1, 2012, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

Prospectus dated June 12, 2012, as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2012, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2012, as supplemented

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated September 30, 2012, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

SUP-CLASSA-213

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Quantitative Large Cap Plus Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund II

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2012, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

Prospectuses dated July 1, 2012, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

Prospectus dated November 1, 2012, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2012, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectus dated May 1, 2012, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2012, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2012, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2012, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 28, 2012, as supplemented

JPMORGAN VALUE

OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund

Prospectus dated November 1, 2012, as supplemented

(Class A Shares)

Supplement dated February 28, 2013 to the Prospectuses as dated above, as supplemented

Effective immediately, the Funds will no longer waive the Class A Sales Charge for certain purchases made by a Financial Intermediary through an omnibus account with the Funds, purchased during a J.P. Morgan Fund’s special offering or purchased by employees of Washington Management Corporation and its subsidiaries and affiliates. To reflect these changes, the following items in the section titled “Sales Charges — Waiver of the Class A Sales Charge” in the “How to Do Business with the Funds” section of the prospectuses will be deleted in their entirety:

•	the third bullet point under item 4;

•	the fifth bullet point under item 5; and

•	item 11

In addition, item 12 in the same section, which is the last item in the section, is renumbered as item 11.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE